Note 12 - Investment Securities and Other Comprehensive Income (Loss) - Cost and Fair Values of Investment Securities Available-for-sale (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value	$ 284,329
Mutual Fund [Member]
Cost	282,828
Gross Unrealized Gains	1,501
Gross Unrealized Losses
Fair Value	$ 284,329